Taxation	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxation

16.Taxation

Recognized in the Consolidated Statement of Profit and Loss

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Current tax
Current tax on loss for the period	801	569	(3,457)
Adjustments to tax in respect of previous periods	31	4,070	(2,102)
Total current tax	832	4,639	(5,559)

Deferred tax
Origination and reversal of timing differences	(2,306)	—	—
Total deferred tax	(2,306)	—	—

Tax (benefit) provision	(1,474)	4,639	(5,559)

Analysis of tax recognized in the Consolidated Statement of Profit and Loss

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Loss before tax	(375,985)	(183,391)	(145,846)
Tax on loss on ordinary activities at standard CT rate (19.00%)	(71,437)	(34,844)	(27,711)
State and local income taxes, net of federal benefit	(320)	—	—
Benefit of foreign operations	(218)	—	—
Deferred tax not recognized	38,563	31,271	25,552
Expenses not deductible for tax purposes	33,512	4,142	187
Non-taxable income	(11,003)	—	—
Change in fair value of warrants	8,903	—	—
Tax arising on share in associates	495	—	—
Adjustments to tax in respect of previous periods	31	4,070	(2,102)
All other, net	—	—	(1,485)
Tax (benefit) provision	(1,474)	4,639	(5,559)

A reduction in the UK corporation tax rate from 19.0% to 17.0% (effective April 1, 2020) was substantively enacted on September 6, 2016. The March 2020 Budget announced that a rate of 19.0% would continue to apply with effect from April 1, 2020, and this change was substantively enacted on March 17, 2020. An increase in the UK corporation rate from 19.0% to 25.0% (effective April 1, 2023) was substantively enacted on May 24, 2021. This will increase the Company's future tax charge accordingly. The deferred tax liability at December 31, 2021 has been calculated based on these rates, reflecting the expected timing of reversal of the related temporary differences (2020: 19.0%).

Unrecognized deferred tax assets

Due to uncertainty over future profitability, a deferred tax asset of $179.3 million (2020: $80.8 million) relating to losses and other deductions, as well as intangible asset and short-term timing differences, has not been recognized. The unrecognized deferred tax assets in each jurisdiction have been measured using the rates that would be expected to apply in the periods when the underlying timing differences, on which deferred tax is computed, are expected to unwind.